Condensed Consolidated Statements of Income and Comprehensive Income	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
REVENUES
Revenues from related parties	$ 13,433,461	$ 11,994,547	$ 37,923,112	$ 40,785,474
Total Revenues	13,433,461	11,994,547	37,923,112	40,785,474
COST OF REVENUES
Cost of revenues from customers			(23,872,632)	(22,256,642)
Cost of revenues related parties				(97,850)
Total Cost of revenues	(7,394,661)	(7,683,792)	(23,872,632)	(22,354,492)
Cost of revenues	(7,394,661)	(7,683,792)	(23,872,632)	(22,354,492)
GROSS PROFIT	6,038,800	4,310,755	14,050,480	18,430,982
OPERATING EXPENSES
Selling expenses	(50,705)	(485,147)	(1,288,467)	(630,503)
General and administrative expenses	(1,666,756)	(372,338)	(1,262,093)	(1,937,374)
Research and development expenses	(20,885)	(22,857)	(85,251)	(89,477)
Share-based compensation				(3,149,106)
Total operating expenses	(1,738,346)	(880,342)	(2,635,811)	(5,806,460)
INCOME FROM OPERATIONS	4,300,454	3,430,413	11,414,669	12,624,522
OTHER INCOME (EXPENSES)
Interest income	29,195	29,134	118,714	95,534
Interest expense	(33,399)	(56,172)	(224,885)	(27,450)
Government grant				695,055
Gain on asset disposal				7,648,423
Loss on conversion of convertible promissory notes payable			(96,927)
Gain on changes in fair value of common stock purchase warrants liability	(97,602)	160,443	871,677	759,471
TOTAL OTHER INCOME, NET	(101,806)	133,405	668,579	9,171,033
INCOME BEFORE INCOME TAX EXPENSE	4,198,648	3,563,818	12,083,248	21,795,555
INCOME TAX EXPENSE	(1,405,399)	(1,001,305)	(3,352,802)	(4,409,589)
NET INCOME	2,793,249	2,562,513	8,730,446	17,385,966
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(680,976)	380,194	(5,242,692)	1,307,260
COMPREHENSIVE INCOME	$ 2,112,273	$ 2,942,707	$ 3,487,754	$ 18,693,226
EARNINGS PER COMMON SHARE
Basic | $ / shares	$ 0.02	$ 0.08	$ 0.27	$ 0.55
Diluted | $ / shares	$ 0.02	$ 0.08	$ 0.27	$ 0.55
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING*
Basic | shares	159,827,187	31,811,523	32,410,223	31,811,523
Diluted | shares	162,059,750	32,653,163	36,875,349	32,653,163
Customers [Member]
REVENUES
Revenues from related parties			$ 37,923,112	$ 40,687,624
Total Revenues			37,923,112	40,687,624
Related Party [Member]
REVENUES
Revenues from related parties				97,850
Total Revenues				$ 97,850